Other Operating Gains, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Operating Gains, Net
Note 7: Other Operating Gains, Net
In 2019, other operating gains, net, of $423 million included a $419 million benefit from the revaluation of warrants that the Company holds in Refinitiv related to the proposed transaction to sell Refinitiv to LSEG (see note 9) and $23 million of income related to a license that allows Refinitiv to use the “Reuters” mark to brand its products and services (see note 32). Other operating gains, net, also included net losses from the sale of several small businesses and acquisition costs associated with newly acquired businesses.
In 2018, other operating gains, net, of $29 million included a $16 million gain on the sale of a Canadian wholly-owned subsidiary to a company affiliated with The Woodbridge Company Limited (“Woodbridge”), the Company’s principal shareholder (see note 32), $6 million of income related to the license that allows Refinitiv to use the “Reuters” mark and a pension plan curtailment gain due to a reduction of employees that participated in the Company’s plans (see note 27).